Event Subsequent to December 31, 2022 (Details) $ / shares in Units, € in Thousands, ₪ in Thousands							1 Months Ended					12 Months Ended
	Mar. 21, 2023 $ / shares	Mar. 09, 2023 USD ($)	Mar. 09, 2023 EUR (€)	Feb. 23, 2023	Feb. 16, 2023 USD ($)	Apr. 13, 2022 USD ($)	Mar. 31, 2023 ILS (₪)	Mar. 22, 2023 USD ($) shares	Mar. 16, 2023	Feb. 28, 2023 USD ($)	Mar. 28, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) shares		Jan. 26, 2023 USD ($)	Jan. 17, 2023 USD ($)	Aug. 30, 2022 $ / shares	Jan. 28, 2022 USD ($)	Feb. 25, 2021 $ / shares	Jan. 11, 2021 $ / shares
Event Subsequent to December 31, 2022 (Details) [Line Items]
Annual interest rate																		5.37%
Invested amount												$ 171,000			$ 120,000
Cash																				$ 4,335
Long-term bank loan received																		$ 1,500,000
Per share (in Dollars per share) | $ / shares																			$ 4.16		$ 2.6	$ 2.3
Ordinary shares (in Shares) | shares												24,385	23,036	[1]	6,672	[1]
Initial equity percentage						19.90%
Common shares amount						$ 250,000
Loan amount						$ 250,000
Dividends aggregated amount							₪ 3,030			$ 1,039,000
Gix Media [Member]
Event Subsequent to December 31, 2022 (Details) [Line Items]
Dividends aggregated amount							₪ 432			$ 130,000
Forecast [Member]
Event Subsequent to December 31, 2022 (Details) [Line Items]
Investment, description										the Company and other lenders, signed a convertible loan agreement with Polyrizon Ltd.in the amount of USD 180 thousand, of which the company loan amounted to USD 80 thousand.
Annual interest rate										4.00%
Shares in case of issuance securities										$ 500,000
Discount rate										20.00%
Invested amount					$ 81,000
Percentage of investment currently holds					4.99%
Percentage of additional																	10.00%
Percentage of share capital																	80.00%
Amount of valuation																	$ 27,000,000
Description of warrant	March 21, 2023, ScoutCam Inc. completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit, with each unit consisting of one share of Scoutcam’s common stock and one three-year warrant to purchase one share of Scoutcam’s common stock at an exercise price of USD 5.50
Per share (in Dollars per share) | $ / shares	$ 5.5
Percentage of private placement	18.45%
Description of share purchase agreement				On February 23, 2023, Jeffs’ Brands Ltd. and Jeffs’ Brands Holdings Inc., entered into a stock purchase agreement (the “Wellution Agreement”), with SciSparc Ltd. (“SciSparc”), pursuant which, on March 22, 2022, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”), a wholly-owned subsidiary of SciSparc that owns and operates Wellution , a top-selling Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of SciSparc Nutraceuticals, for approximately USD 2.5 million in cash (the “Wellution Transaction”).
Additional amount								$ 489,000
Installment amount								98,000
Monthly fee		$ 3,000	€ 2,500					20,000
Bonus								$ 51,000
Ordinary shares (in Shares) | shares								247,415
Share issued (in Shares) | shares								360,297
Dividing amount								$ 288,238,000
Outstanding share capital		$ 2,400,000	€ 2,000
Option sale agreement description									On March 16, 2023, the Company signed an amendment to the option sale agreement by and between the Company and Buffalo Investment Ltd. (“Buffalo”) dated as of December 7, 2021 (the “Amendment” and the “Buffalo Agreement”), according to which Buffalo and Pure Capital Ltd. shall transfer to the Company shares of Hydreight Technologies Inc., Viewbix Inc., SciSparc Ltd. (“SciSparc”), ClearMind Medicine Inc. and Colugo Systems Ltd., instead of a transfer of 135,000 shares of SciSparc worth USD 817 thousand which was originally agreed under the Buffalo Agreement. The aggregated value of the shares transferred under the Amendment is USD 937 thousand reflecting USD 817 thousand plus compensation worth of USD 130 thousand.
Issued and outstanding percentage											60.00%
Increase its holding percentage											71.00%
Forecast [Member] | Cortex Media Group Ltd [Member]
Event Subsequent to December 31, 2022 (Details) [Line Items]
Cash																	$ 2,600,000
Bottom of range [member] | Forecast [Member]
Event Subsequent to December 31, 2022 (Details) [Line Items]
Exchange shares percentage								2.97%
Top of range [member] | Forecast [Member]
Event Subsequent to December 31, 2022 (Details) [Line Items]
Exchange shares percentage								4.99%

[1]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).